Goodwill And Intangible Assets (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended				12 Months Ended			12 Months Ended
	Dec. 31, 2012 project	Dec. 31, 2011	Dec. 31, 2010	Dec. 19, 2012 Glasforms, Inc.	Dec. 31, 2012 ColorMatrix	Dec. 21, 2011 ColorMatrix	Jan. 03, 2011 Uniplen	Dec. 31, 2012 GLS Corporation
Goodwill and Intangible Assets [Line Items]
Business acquisition, goodwill amount				$ 10.0	$ 224.6	$ 224.6	$ 6.3
Business acquisition, tax deductible goodwill						40.7
Indefinite-lived other intangible assets	112.2
Trade names acquired					63.1			33.2
In-process R&D acquired					15.9
Number of R&D in process projects	2
Amortization of other finite-lived intangible assets	$ 13.2	$ 3.8	$ 3.7